Consolidated Statements of Shareholders' Equity - CAD	Common Stock	Preferred Stock	Contributed Capital	Deficit	Accumulated Other Comprehensive Income	Total
Beginning Balance, Amount at Dec. 31, 2013	CAD 61,340,321	CAD 232,600	CAD 5,889,914	CAD (66,356,793)	CAD 710,935	CAD 5,216,477
Conversion of preferred shares and acquisition of intellectual property
Issued upon exercise of stock options (Note 9)	288,066
Transfer from contributed capital upon exercise of stock options (Note 9)	147,125
Issued upon exercise of common share purchase warrants
Issued upon exercise of US$ Warrants (Note 9)	2,735,995
Transfer from fair value of US$ Warrants upon exercise of US$ Warrants	1,280,800
Conversion of preferred shares to common shares
Recognition of stock based compensation expense			658,000
Contributed capital transferred to common shares upon exercise of stock options			(147,125)
Net loss and comprehensive loss for the year				(1,563,361)		(1,563,361)
Ending Balance, Amount at Dec. 31, 2014	65,792,307	232,600	6,400,789	(67,920,154)	710,935	5,216,477
Conversion of preferred shares and acquisition of intellectual property	18,680,600
Issued upon exercise of stock options (Note 9)	335,946
Transfer from contributed capital upon exercise of stock options (Note 9)	242,700
Issued upon exercise of common share purchase warrants
Issued upon exercise of US$ Warrants (Note 9)
Transfer from fair value of US$ Warrants upon exercise of US$ Warrants
Conversion of preferred shares to common shares		(232,600)
Recognition of stock based compensation expense			1,081,000
Contributed capital transferred to common shares upon exercise of stock options			(242,700)
Net loss and comprehensive loss for the year				10,540,228		10,540,228
Ending Balance, Amount at Dec. 31, 2015	85,051,553		7,239,089	(57,379,926)	710,935	35,621,651
Conversion of preferred shares and acquisition of intellectual property
Issued upon exercise of stock options (Note 9)	498,970
Transfer from contributed capital upon exercise of stock options (Note 9)	415,870
Issued upon exercise of common share purchase warrants
Issued upon exercise of US$ Warrants (Note 9)
Transfer from fair value of US$ Warrants upon exercise of US$ Warrants
Conversion of preferred shares to common shares
Recognition of stock based compensation expense			790,500
Contributed capital transferred to common shares upon exercise of stock options			(415,870)
Net loss and comprehensive loss for the year				(9,099,562)		(9,099,562)
Ending Balance, Amount at Dec. 31, 2016	CAD 85,966,393		CAD 7,613,719	CAD (66,479,488)	CAD 710,935	CAD 27,811,560